COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	8.5%
BANKS	3.6%
Citigroup, Inc., 6.875% to 11/15/23, Series K(a),(b)		133,921	$3,816,748
Citizens Financial Group, Inc., 6.35% to 4/6/24, Series D(a),(b)		85,958	2,370,722
GMAC Capital Trust I, 8.303%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		841,171	22,173,268
Goldman Sachs Group, Inc./The, 4.00% (3 Month US LIBOR + 0.67%, Floor 4.00%), Series D (FRN)(b),(c)		103,915	2,207,155
Goldman Sachs Group, Inc./The, 5.50% to 5/10/23, Series J(a),(b)		134,245	3,499,767
PNC Financial Services Group, Inc., 6.125% to 5/1/22, Series P(a),(b)		127,627	3,435,719
SunTrust Banks, Inc., 4.00%, (3 Month US LIBOR + 0.53%, Floor 4.00%), (FRN)(b),(c)		70,213	1,595,239
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(b)		175,000	4,522,000
Valley National Bancorp., 5.50% to 9/30/22, Series B(a),(b)		111,375	2,899,091
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(b)		343,474	8,992,149

			55,511,858

FINANCIAL	1.1%
DIVERSIFIED FINANCIAL SERVICES	0.2%
State Street Corp., 5.90%, Series D(b)		126,212	3,388,792

INVESTMENT BANKER/BROKER	0.9%
Morgan Stanley, 4.00%, (3 Month US LIBOR + 0.70%, Floor 4.00%), Series A (FRN)(b),(c)		69,131	1,475,947
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		419,854	11,697,133

			13,173,080

			16,561,872

INSURANCE	0.8%
MULTI-LINE	0.4%
Allstate Corp./The, 5.10% to 1/15/23, due 1/15/53(a)		160,000	4,249,600
Hartford Financial Services Group, Inc./The, 7.875% to 4/15/22, due 4/15/42(a)		51,915	1,486,327

			5,735,927

REINSURANCE	0.4%
Reinsurance Group of America, Inc., 6.20% to 9/15/22, due 9/15/42(a)		254,124	6,968,080

TOTAL INSURANCE			12,704,007

PIPELINES	2.4%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(a)		449,305	12,036,881
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		698,250	17,128,072

		Shares		Value
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(a),(b)		314,525		$7,822,237

				36,987,190

UTILITIES	0.6%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(a)		216,825		5,810,910
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		147,751		4,057,242

				9,868,152

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$129,303,617)				131,633,079

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	69.2%
BANKS	22.8%
BAC Capital Trust XIV, 4.00%, (3 Month US LIBOR + 0.40%, Floor 4.00%), Series G (FRN)(b),(c)		$4,500,000		3,886,875
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		8,500,000		9,282,128
Bank of America Corp., 5.125% to 6/20/24, Series JJ(a),(b)		3,855,000		3,908,006
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		20,007,000		21,845,143
Bank of New York Mellon Corp./The, 4.95% to 6/20/20, Series E(a),(b)		2,443,000		2,464,938
BB&T Corp., 4.80% to 9/1/24(a),(b)		22,240,000		22,101,000
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		11,388,000		11,920,788
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		28,355,000		29,823,364
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		963,000		1,027,622
Citigroup, Inc., 5.95% to 8/15/20, Series Q(a),(b)		1,450,000		1,477,572
Citigroup, Inc., 6.125% to 11/15/20, Series R(a),(b)		22,828,000		23,573,334
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		5,210,000		5,407,876
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		29,100	†	3,066,413
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		1,300,000		1,404,000
Corestates Capital II, 2.953%, (3 Month US LIBOR + 0.65%), due 1/15/27, 144A (FRN)(c),(d)		9,000,000		8,333,100
Corestates Capital III, 3.088%, (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(c),(d)		7,830,000		7,249,797
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)		8,000	†	862,000
Farm Credit Bank of Texas, 10.00%, Series 1(b)		8,750	†	9,548,438
Goldman Sachs Group, Inc./The, 6.429% (3 Month US LIBOR + 3.884%), Series L (FRN)(b),(c)		8,893,000		8,926,349
Goldman Sachs Group, Inc./The, 5.375% to 5/10/20, Series M(a),(b)		7,150,000		7,218,032
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		5,020,000		5,189,425
JPMorgan Chase & Co., 5.736%, (3 Month US LIBOR + 3.47%), Series I (FRN)(b),(c)		16,624,000		16,732,388
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		10,266,000		10,812,305

		Principal Amount	Value
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		$12,660,000	$14,051,461
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		9,700,000	10,361,685
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(a),(b)		20,500,000	20,709,407
M&T Bank Corp., 5.00% to 8/1/24, Series G(a),(b)		3,400,000	3,459,500
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(a),(b)		20,046,000	21,413,137
SunTrust Capital III, 3.06%, (3 Month US LIBOR + 0.65%), due 3/15/28, (FRN)(c)		6,550,000	6,031,895
SunTrust Preferred Capital I, 4.00%, (3 Month US LIBOR + 0.645%, Floor 4.00%), (FRN)(b),(c)		3,366,000	2,866,216
US Bancorp, 5.125% to 1/15/21, Series I(a),(b)		5,040,000	5,155,164
Wachovia Capital Trust II, 2.803% (3 Month US LIBOR + 0.50%), due 1/15/27, (FRN)(c)		3,500,000	3,240,650
Wells Fargo & Co., 6.18%, (3 Month US LIBOR + 3.77%), Series K (FRN)(b),(c)		47,195,000	47,548,962

			350,898,970

BANKS—FOREIGN	20.0%
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (Spain)(a),(b),(e),(f)		2,000,000	2,463,430
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		2,600,000	2,776,194
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(d)		7,700,000	8,268,052
Bank of Montreal, 4.80% to 8/25/24 (Canada)(a),(b)		4,250,000	4,215,469
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)		5,950,000	6,204,303
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)		14,400,000	15,134,616
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(e)		6,400,000	6,676,576
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(e)		3,600,000	3,763,422
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(d),(e)		13,750,000	14,494,287
BPCE SA, 12.50% to 9/30/19, 144A (France)(a),(b),(d)		4,160,000	4,238,000
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)		3,400,000	3,516,433
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(e)		6,800,000	7,187,362
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(e)		9,600,000	10,622,160
Credit Agricole SA, 8.375% to 10/13/19, 144A (France)(a),(b),(d)		10,600,000	10,706,000
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)		11,100,000	11,756,509
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(e)		4,000,000	4,422,980
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(e)		19,800,000	21,051,657
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)		5,700,000	6,025,043
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)		3,600,000	3,793,374
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(e)		3,000,000	3,130,200
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(b),(e)		17,700,000	18,467,295
Industrial & Commercial Bank of China Ltd., 6.00% to 12/10/19, 144A (China)(a),(b),(d),(e)		5,000,000	5,041,540

		Principal Amount	Value
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)		$7,400,000	$7,788,574
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(e)		4,400,000	4,387,262
Lloyds Bank PLC, 12.00% to 12/16/24, 144A (United Kingdom)(a),(b),(d)		5,500,000	6,723,673
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(e)		4,200,000	4,482,891
Royal Bank of Scotland Group PLC, 7.50% to 8/10/20 (United Kingdom)(a),(b),(e)		5,200,000	5,297,500
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b),(e)		18,300,000	19,512,375
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)(a),(b),(e),(f)		5,400,000	5,458,201
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(e)		9,850,000	10,280,938
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(e)		6,600,000	7,066,719
Standard Chartered PLC, 6.50% to 4/2/20, 144A (United Kingdom)(a),(b),(d),(e)		2,200,000	2,221,635
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(e)		11,200,000	11,894,400
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(e)		5,200,000	5,593,718
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(b),(e),(f)		5,600,000	5,935,882
UBS Group Funding Switzerland AG, 6.875% to 3/22/21 (Switzerland)(a),(b),(e),(f)		6,000,000	6,218,100
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(e)		10,450,000	11,037,812
UBS Group Funding Switzerland AG, 7.125% to 2/19/20 (Switzerland)(a),(b),(e),(f)		6,200,000	6,292,684
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(e),(f)		13,200,000	13,804,798

			307,952,064

ELECTRIC	2.8%
INTEGRATED ELECTRIC	0.8%
Dominion Energy, Inc., 2.715%, due 8/15/21		7,000,000	7,015,880
Dominion Energy, Inc., 3.071%, due 8/15/24		5,950,000	6,012,778

			13,028,658

INTEGRATED ELECTRIC—FOREIGN	1.6%
Electricite de France SA, 4.00% to 7/4/24 (France)(a),(b),(f)		5,000,000	6,023,649
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(a),(b),(d)		5,250,000	5,371,879
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(d)		9,092,000	9,416,721
Electricite de France SA, 5.375%, Series EMTN (France)(a),(b),(f)		2,600,000	3,314,844

			24,127,093

		Principal Amount		Value
REGULATED ELECTRIC	0.4%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(a)		$6,383,000		$6,614,572

TOTAL ELECTRIC				43,770,323

FINANCIAL—INVESTMENT BANKER/BROKER	2.4%
Charles Schwab Corp./The, 7.00% to 2/1/22(a),(b)		11,650,000		12,839,523
Charles Schwab Corp./The, 4.625% to 3/1/22, Series E(a),(b)		5,390,000		5,405,604
Morgan Stanley, 5.55% to 7/15/20, Series J(a),(b)		18,290,000		18,524,661

				36,769,788

FOOD	0.1%
Dairy Farmers of America, Inc., 7.875%, 144A(b),(d),(g)		15,000	†	1,507,500

INDUSTRIALS—DIVERSIFIED MANUFACTURING	1.3%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b)		20,986,000		20,362,086

INSURANCE	14.2%
LIFE/HEALTH INSURANCE	4.5%
MetLife, Inc., 5.25% to 6/15/20, Series C(a),(b)		8,140,000		8,236,663
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(a)		3,500,000		3,657,780
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(a)		22,249,000		23,845,922
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(a)		16,944,000		18,140,839
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(a)		10,564,000		11,159,598
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(b)		3,460,000		3,687,374

				68,728,176

LIFE/HEALTH INSURANCE—FOREIGN	3.8%
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(a),(b),(d)		24,007,000		25,712,697
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(f)		7,200,000		7,995,147
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(d)		4,000,000		4,024,716
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(a),(d)		8,600,000		9,046,039
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(a),(d)		10,200,000		11,363,004

				58,141,603

MULTI-LINE	0.9%
Hartford Financial Services Group, Inc./The, 4.643%, (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		16,544,000		14,335,707

PROPERTY CASUALTY	0.6%
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A (United States)(a),(d)		7,800,000		9,054,763

PROPERTY CASUALTY—FOREIGN	3.5%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)(a),(d)		27,374,000		29,879,268

		Principal Amount		Value
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(a),(f)		$5,600,000		$6,140,512
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia)(a),(d)		4,990,000		5,546,485
Sompo Japan Nipponkoa Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(a),(d)		3,500,000		3,724,070
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(f)		8,100,000		8,140,500
XLIT Ltd., 4.761% (3 Month US LIBOR + 2.458%), to 8/15/19, Series E (FRN) (Cayman Islands)(b),(c)		1,200,000		1,202,424

				54,633,259

REINSURANCE—FOREIGN	0.9%
Aquarius & Investments PLC for Swiss Reinsurance Co. Ltd., 6.375% to 9/1/19, due 9/1/24 (Switzerland)(a),(e),(f)		6,950,000		6,973,839
Catlin Insurance Co., Ltd., 5.278%, (3 Month US LIBOR + 2.975%), to 10/19/19, 144A (FRN) (Bermuda)(b),(c),(d)		6,200,000		6,209,424

				13,183,263

TOTAL INSURANCE				218,076,771

INTEGRATED TELECOMMUNICATIONS SERVICES	1.6%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(d)		23,396	†	24,741,270

MATERIAL—METALS & MINING	1.1%
BHP Billiton Finance USA Ltd., 6.25% to 10/19/20, due 10/19/75, 144A (Australia)(a),(d)		16,600,000		17,297,532

MEDIA	0.0%
Viacom, Inc., 5.875% to 2/28/22, due 2/28/57(a)		600,000		621,912

PIPELINES	0.9%
MPLX LP, 6.875% to 2/15/23, Series B(a),(b)		3,619,000		3,621,588
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(a)		7,328,000		7,513,545
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a)		2,125,000		2,231,887

				13,367,020

UTILITIES	2.0%
ELECTRIC UTILITIES—FOREIGN	1.5%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a)		7,500,000		8,167,650
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(a),(d)		12,810,000		14,987,700

				23,155,350

MULTI-UTILITIES	0.5%
NiSource, Inc., 5.65% to 6/15/23(a),(b)		7,395,000		7,361,981

		Principal Amount	Value
TOTAL UTILITIES			$30,517,331

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,056,954,970)			1,065,882,567

CORPORATE BONDS	19.4%
BANKS	0.5%
CIT Group, Inc., 4.75%, due 2/16/24		$5,000,000	5,312,500
Goldman Sachs Group, Inc./The, 4.006%, (3 Month US LIBOR + 1.75%), due 10/28/27, Series GMTN (FRN)(c)		1,750,000	1,815,752

			7,128,252

DIVERSIFIED FINANCIAL SERVICES	1.0%
GE Capital International Funding Co. Unlimited Co., 3.373%, due 11/15/25		14,650,000	14,930,783

ELECTRIC	1.0%
INTEGRATED ELECTRIC	0.2%
Integrys Holding, Inc., 4.17%, due 11/1/20		3,089,000	3,138,571

REGULATED ELECTRIC	0.8%
WEC Energy Group, Inc., 3.10%, due 3/8/22		3,350,000	3,408,719
WEC Energy Group, Inc., 3.375%, due 6/15/21		8,260,000	8,404,011

TOTAL REGULATED ELECTRIC			11,812,730

TOTAL ELECTRIC			14,951,301

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	1.9%
Caterpillar Financial Services Corp., 3.15%, due 9/7/21, Series MTN		7,025,000	7,171,303
Ford Motor Credit Co. LLC, 4.25%, due 9/20/22		1,372,000	1,410,830
Ford Motor Credit Co. LLC, 4.542%, due 8/1/26		7,000,000	7,051,603
Ford Motor Credit Co. LLC, 3.099%, (3 Month US LIBOR + 0.81%), due 4/5/21, (FRN)(c)		6,100,000	6,044,593
General Motors Financial Co., Inc., 3.279%, (3 Month US LIBOR + 0.99%), due 1/5/23, (FRN)(c)		3,875,000	3,827,157
General Motors Financial Co., Inc., 3.64%, (3 Month US LIBOR + 1.31%), due 6/30/22, (FRN)(c)		4,461,000	4,460,652

			29,966,138

HEALTH CARE	0.2%
CVS Health Corp., 3.083%, (3 Month US LIBOR + 0.63%), due 3/9/20, (FRN)(c)		3,590,000	3,599,873

INTEGRATED TELECOMMUNICATIONS SERVICES	1.9%
Verizon Communications, Inc., 3.45%, due 3/15/21		10,810,000	11,016,997

		Principal Amount	Value
Verizon Communications, Inc., 5.15%, due 9/15/23		$10,438,000	$11,595,598
Verizon Communications, Inc., 3.618%, (3 Month US LIBOR + 1.10%), due 5/15/25, (FRN)(c)		6,800,000	6,920,659

			29,533,254

MEDIA	0.5%
Comcast Corp., 3.30%, due 10/1/20		3,900,000	3,947,593
Comcast Corp., 3.45%, due 10/1/21		3,900,000	3,999,893

			7,947,486

REAL ESTATE	12.0%
DIVERSIFIED	0.2%
National Retail Properties, Inc., 3.90%, due 6/15/24		3,760,000	3,934,698

FINANCE	2.3%
CyrusOne LP/CyrusOne Finance Corp., 5.00%, due 3/15/24		6,499,000	6,697,544
iStar, Inc., 6.00%, due 4/1/22		4,000,000	4,110,000
iStar, Inc., 6.50%, due 7/1/21		8,115,000	8,257,013
Newmark Group, Inc., 6.125%, due 11/15/23		6,625,000	7,111,362
VEREIT Operating Partnership LP, 4.125%, due 6/1/21		8,652,000	8,864,839

			35,040,758

HEALTH CARE	3.1%
HCP, Inc., 4.25%, due 11/15/23		1,994,000	2,118,580
Healthcare Trust of America Holdings LP, 3.375%, due 7/15/21		2,500,000	2,533,720
Healthcare Trust of America Holdings LP, 3.70%, due 4/15/23		6,765,000	6,931,070
Sabra Health Care LP/Sabra Capital Corp., 4.80%, due 6/1/24		4,360,000	4,505,624
Senior Housing Properties Trust, 6.75%, due 4/15/20		4,000,000	4,029,254
Senior Housing Properties Trust, 6.75%, due 12/15/21		11,315,000	12,049,155
Welltower, Inc., 3.95%, due 9/1/23		6,500,000	6,834,466
Welltower, Inc., 4.50%, due 1/15/24		3,164,000	3,394,131
Welltower, Inc., 4.95%, due 1/15/21		4,605,000	4,743,006

			47,139,006

NET LEASE	0.2%
VEREIT, Inc., 3.75%, due 12/15/20		3,000,000	3,050,199

OFFICE	3.1%
Alexandria Real Estate Equities, Inc., 4.00%, due 1/15/24		2,000,000	2,121,072
Boston Properties LP, 3.80%, due 2/1/24		750,000	788,236
Boston Properties LP, 5.625%, due 11/15/20		10,199,000	10,549,540

		Principal Amount	Value
Corporate Office Properties LP, 3.60%, due 5/15/23		$10,505,000	$10,613,198
Corporate Office Properties LP, 3.70%, due 6/15/21		8,000,000	8,068,783
Corporate Office Properties LP, 5.00%, due 7/1/25		2,524,000	2,697,523
Office Properties Income Trust, 3.60%, due 2/1/20		6,275,000	6,288,749
SL Green Operating Partnership LP, 3.25%, due 10/15/22		6,155,000	6,227,679

			47,354,780

RESIDENTIAL	0.7%
ERP Operating LP, 4.625%, due 12/15/21		2,200,000	2,304,218
Post Apartment Homes LP, 3.375%, due 12/1/22		2,500,000	2,556,884
UDR, Inc., 3.70%, due 10/1/20		5,400,000	5,463,811

			10,324,913

SELF STORAGE	0.2%
CubeSmart LP, 4.00%, due 11/15/25		3,300,000	3,461,473

SHOPPING CENTERS	1.3%
COMMUNITY CENTER	0.7%
Weingarten Realty Investors, 3.50%, due 4/15/23		8,000,000	8,154,747
Weingarten Realty Investors, 4.45%, due 1/15/24		2,362,000	2,487,786

			10,642,533

FREE STANDING	0.6%
Realty Income Corp., 3.25%, due 10/15/22		5,138,000	5,267,031
Realty Income Corp., 4.65%, due 8/1/23		4,200,000	4,540,149

			9,807,180

TOTAL SHOPPING CENTERS			20,449,713

SPECIALTY	0.9%
Equinix, Inc., 5.375%, due 4/1/23		6,190,000	6,317,700
Brookfield Property REIT, Inc., 5.75%, due 5/15/26, 5.750%, 144A(d)		7,226,000	7,487,942

			13,805,642

TOTAL REAL ESTATE			184,561,182

		Principal Amount	Value
TELECOMMUNICATION—COMMUNICATIONS	0.1%
Vodafone Group PLC, 3.75%, due 1/16/24 (United Kingdom)		$2,300,000	$2,401,947

UTILITIES—ELECTRIC UTILITIES—FOREIGN	0.3%
Enel Finance International NV, 2.875%, due 5/25/22, 144A (Italy)(d)		4,000,000	4,027,152

TOTAL CORPORATE BONDS (Identified cost—$292,830,916)			299,047,368

		Shares
SHORT-TERM INVESTMENTS	2.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.09%(h)		32,841,416	32,841,416

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$32,841,416)			32,841,416

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,511,930,919)	99.2%		1,529,404,430
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8		11,952,495

NET ASSETS	100.0%		$1,541,356,925

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	3,274,119	USD	3,678,758	8/2/19	$54,307
Brown Brothers Harriman	EUR	15,800,669	USD	18,037,175	8/2/19	545,827
Brown Brothers Harriman	USD	21,224,326	EUR	19,074,788	8/2/19	(108,527)
Brown Brothers Harriman	EUR	19,135,947	USD	21,346,206	9/4/19	106,983

						$598,590

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Security converts to floating rate after the indicated fixed-rate coupon period.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Variable rate. Rate shown is in effect at July 31, 2019.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $380,339,850 which represents 24.7% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $280,774,709 or 18.2% of the net assets of the Fund.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $116,828,642 which represents 7.6% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Security value is determined based on significant unobservable inputs (Level 3).
(h)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value	$131,633,079	$131,633,079	$—	$—
Preferred Securities—Capital Securities:
Food	1,507,500	—	—	1,507,500
Others Industries	1,064,375,067	—	1,064,375,067	—
Corporate Bonds	299,047,368	—	299,047,368	—
Short-Term Investments	32,841,416	—	32,841,416	—

Total Investments in Securities(a)	$1,529,404,430	$131,633,079	$1,396,263,851	$1,507,500	(b)

Forward Foreign Currency Exchange Contracts	$707,117	$—	$707,117	$—

Total Derivative Assets(a)	$707,117	$—	$707,117	$—

Forward Foreign Currency Exchange Contracts	$(108,527)	$—	$(108,527)	$—

Total Derivative Liabilities(a)	$(108,527)	$—	$(108,527)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Food
Balance as of April 30, 2019	$1,503,180
Change in unrealized appreciation (depreciation)	4,320

Balance as of July 31, 2019	$1,507,500

The change in unrealized appreciation (depreciation) attributable to securities owned on July 31, 2019 which were valued using significant unobservable inputs (Level 3) amounted to $4,320.

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended July 31, 2019:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$16,986,570